DEBT OBLIGATIONS	6 Months Ended
Jun. 30, 2022
Disclosure of borrowing costs [Abstract]
DEBT OBLIGATIONS	DEBT OBLIGATIONS
The partnership’s debt obligations include the following:

	Jun. 30, 2022		Dec. 31, 2021
(US$ Millions)	Weighted-average rate	Debt balance	Weighted-average rate	Debt balance
Unsecured facilities:
Brookfield Property Partners’ credit facilities	3.20%	2,520	2.00%	2,257
Brookfield Property Partners’ corporate bonds	4.12%	1,944	4.11%	1,982
Brookfield Property Retail Holding LLC term debt	4.12%	1,530	2.61%	1,869
Brookfield Property Retail Holding LLC senior secured notes	5.20%	1,695	5.20%	1,695
Brookfield Property Retail Holding LLC corporate facility	4.11%	270	3.10%	70
Brookfield Property Retail Holding LLC junior subordinated notes	2.74%	192	1.58%	206
Subsidiary borrowings	5.33%	336	3.29%	537

Secured debt obligations:
Funds subscription credit facilities(1)	3.30%	171	2.44%	371
Fixed rate	4.47%	19,906	4.31%	26,248
Variable rate	4.33%	22,181	3.29%	20,341
Deferred financing costs		(211)		(249)
Total debt obligations		$50,534		$55,327

Current		16,786		13,742
Non-current		33,747		38,579
Debt associated with assets held for sale		1		3,006
Total debt obligations		$50,534		$55,327
(1)Funds subscription credit facilities are secured by co-investors’ capital commitments.

The partnership generally believes that it will be able to either extend the maturity date, repay, or refinance the debt that is scheduled to mature in 2022-2023; however, approximately 1.2% of its debt obligations represent non-recourse mortgages where the partnership has suspended contractual payment. The partnership is currently engaging in modification or restructuring discussions with the respective creditors. These negotiations may, under certain circumstances, result in certain properties securing these loans being transferred to the lenders.

Debt obligations include foreign currency denominated debt in the functional currencies of the borrowing subsidiaries. Debt obligations by currency are as follows:

	Jun. 30, 2022			Dec. 31, 2021
(Millions)	U.S. Dollars		Local currency	U.S. Dollars		Local currency
U.S. Dollars	$33,806		$33,806	$37,559		$37,559
British Pounds	6,371		£5,231	7,030		£5,196
Canadian Dollars	4,250	C$	5,471	4,419	C$	5,585
South Korean Won	1,770	₩	2,280,000	1,918	₩	2,280,000
Australian Dollars	1,973	A$	2,858	2,014	A$	2,773
Indian Rupee	1,837	Rs	144,631	1,801	Rs	134,378
Brazilian Reais	527	R$	2,758	476	R$	2,655
Chinese Yuan	117	C¥	785	69	C¥	437
Euros	94		€90	290		€255
Deferred financing costs	(211)			(249)
Total debt obligations	$50,534			$55,327

The components of changes in debt obligations, including changes related to cash flows from financing activities, are summarized in the table below:

			Non-cash changes in debt obligations
(US$ Millions)	Dec. 31, 2021	Debt obligation issuance, net of repayments	Debt from asset acquisitions	Assumed by purchaser	Amortization of deferred financing costs and (premium) discount	Foreign currency translation	Other	Jun. 30, 2022
Debt obligations	$55,327	(1,092)	350	(3,006)	47	(1,102)	10	$50,534